Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Apollo Resources Corporation [Member]	Common Stock [Member]	Common Stock [Member] Apollo Resources Corporation [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Apollo Resources Corporation [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Apollo Resources Corporation [Member]	Retained Earnings [Member]	Retained Earnings [Member] Apollo Resources Corporation [Member]	Total	Apollo Resources Corporation [Member]	Stockholders Equity [Member] Apollo Resources Corporation [Member]
Balance at Dec. 31, 2021			$ 410	$ 1,446	$ 2,610,439	$ 1,080,433	$ (23,927)	$ 314,055	$ (2,471,088)	$ (1,299,358)	$ 115,834		$ 96,576
Balance, shares at Dec. 31, 2021	1	1	409,881	1,446,250
Issuance of common stock in connection with sales made under private offerings			$ 124	$ 150	489,751	625,725					489,875		625,875
Issuance of common stock in connection with sales made under private offerings, shares			123,575	150,175
Stock based compensation			$ 8		116,891	331,858					116,899		331,858
Stock based compensation, shares			7,793
Change in foreign currency translation							(6,950)	(309,105)			(6,950)		(309,105)
Net income (loss)									(657,375)	(1,203,473)	(657,375)	$ (1,203,473)	(1,203,473)
Balance at Dec. 31, 2022			$ 542	$ 1,596	3,217,081	2,038,016	(30,877)	4,950	(3,128,463)	(2,502,831)	58,283	(458,269)	(458,269)
Balance, shares at Dec. 31, 2022	1	1	541,249	1,596,425
Issuance of common stock in connection with sales made under private offerings			$ 55	$ 526	612,245	3,153,974					612,300		3,154,500
Issuance of common stock in connection with sales made under private offerings, shares			55,145	525,750
Stock based compensation			$ 48		114,990	197,805					115,038		197,805
Stock based compensation, shares			48,572
Change in foreign currency translation							(35,489)	(210,420)			(35,489)		(210,420)
Net income (loss)									(1,071,845)	(1,030,574)	(1,071,845)	(1,030,574)	(1,030,574)
Balance at Dec. 31, 2023			$ 645	$ 2,122	3,944,316	5,389,795	(66,366)	(205,470)	(4,200,308)	(3,533,405)	(321,713)	1,653,042	1,653,042
Balance, shares at Dec. 31, 2023	1	1	644,966	2,122,175
Issuance of common stock in connection with sales made under private offerings			$ 48		444,451						444,451
Issuance of common stock in connection with sales made under private offerings, shares			47,889
Stock based compensation			$ 100		179,838						179,938
Stock based compensation, shares			100,105
Change in foreign currency translation							170,783				170,783
Net income (loss)									(525,600)		(525,600)
Balance at Jun. 30, 2024			$ 793		4,568,605		104,417		(4,725,908)		(52,093)
Balance, shares at Jun. 30, 2024	1		792,960
Balance at Dec. 31, 2023			$ 645	$ 2,122	3,944,316	$ 5,389,795	(66,366)	$ (205,470)	(4,200,308)	$ (3,533,405)	(321,713)	$ 1,653,042	$ 1,653,042
Balance, shares at Dec. 31, 2023	1	1	644,966	2,122,175
Issuance of common stock in connection with sales made under private offerings			$ 201		1,582,049						1,582,250
Issuance of common stock in connection with sales made under private offerings, shares			200,611
Effects of the merger with Apollo Resources Corp.			$ 1,231		4,543,015		(539,409)		(3,232,111)		772,726
Effects of the merger with Apollo Resources Corp., shares			1,231,473
Stock based compensation			$ 145		862,868						863,013
Stock based compensation, shares			145,398
Change in foreign currency translation							(63,575)				(63,575)
Net income (loss)									(1,713,123)		(1,713,123)
Balance at Dec. 31, 2024			$ 2,222		10,932,248		(669,350)		(9,145,542)		1,119,578
Balance, shares at Dec. 31, 2024	1		2,222,449
Issuance of common stock in connection with sales made under private offerings			$ 189		1,411,710						1,411,900
Issuance of common stock in connection with sales made under private offerings, shares			189,356
Option Agreement			$ 53		499,947						500,000
BMR Purchase Option Agreement, shares			53,197
Stock based compensation			$ 126		1,356,669						1,356,795
Stock based compensation, shares			125,808
Change in foreign currency translation							176,477				176,477
Net income (loss)									(2,799,353)		(2,799,353)
Balance at Jun. 30, 2025			$ 2,591		$ 14,200,574		$ (492,873)		$ (11,944,895)		$ 1,765,397
Balance, shares at Jun. 30, 2025	1		2,590,809